Debt Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Aug. 22, 2012	Jul. 20, 2012	May 14, 2007 Senior Secured Notes, 11.375% Due 2009 [Member]	Oct. 03, 2012 Senior Secured Notes, 11.375% Due 2009 [Member]	Aug. 23, 2006 Senior Secured Notes, 11.375% Due 2009 [Member]	Dec. 31, 2012 Debtor in Possession Financing [Member]	Aug. 22, 2012 Debtor in Possession Financing [Member]	Nov. 13, 2012 Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Dec. 31, 2012 Support Agreement [Member] Exit Facility [Member]	Nov. 13, 2012 Support Agreement [Member] Exit Facility [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Oct. 03, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Oct. 03, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]
Debt Instrument [Line Items]
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization	$ 316,209	$ 0	$ 0									$ 316,209
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty															97.50%		2.50%
Issuance of senior secured notes	150,000	0	0						210,000									150,000	150,000
Debt instrument, stated interest rate percentage								11.375%				10.50%				11.375%		10.50%
Line of Credit Facility, Maximum Borrowing Capacity														25,000
Line of Credit Facility, Borrowing Base Limitation, Percentage of Eligible Receivables													85.00%
Proceeds from DIP Credit Facility											15,900
Investment securities	0	13,567			13,898						13,898
Debt Instrument, Fee Amount											125
Interest expense										241
Line of Credit Facility, Term				5 years
Line of Credit Facility, Extension, Increase in Margin Percentage						0.25%
Debt Instrument, Increase, Additional Borrowings							90,000
Debt Instrument, Issue Price as a Percentage of Principal							105.75%
Proceeds from Issuance of Long-term Debt							95,175
Debt Instrument, Unamortized Premium		840
Amortization of bond premium	$ 840	$ 1,146	$ 1,024